Schedule Of latest repayment (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
Notes and other explanatory information [abstract]
2025	$ 155
2026	132
2027	132
2028	132
2029	132
2030	132
2031	$ 132